ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Functional currency (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Fair value of the consideration of payment
Argentine price indexes	483.6049	321.9738	225.5730